Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
12.	Income Taxes

The Company has filed its tax returns as a corporation since inception. OTLLC is a limited liability company and, as such, does not pay income taxes. Prior to the Merger, OTLLC filed separate tax returns for each subsidiary that is a limited liability company and provided the applicable investors with appropriate personally individualized documentation. All returns for OTLLC, OTD and OTLIC are current through the 2011 tax year. The partial year return for OTLLC for operations through the date of the Merger is expected to be completed on a timely basis.

OTI was taxed in Singapore. All returns for OTI are current through the 2011 tax year. OTI generated substantial tax losses during its existence and therefore received a tax refund of $5,181 in 2011 for estimated taxes paid prior to 2009. No anticipated tax liability exists at December 31, 2012.

OAPS was taxed in Hong Kong. The company has been dissolved and no future liabilities will be incurred. All returns for OAPS are current through the 2012 tax year. OAPS generated substantial tax losses during its existence and no anticipated tax liability exists at December 31, 2012.